Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Borrowings [Abstract]
Schedule of Long-term Debt

	December 31, 2024	December 31, 2023
Senior Notes 2026 (a)	$—	$300,608
Senior Notes 2029 (b)	449,289	—
Gold Notes (c)	66,945	63,310
Convertible Debentures (d)	—	13,913
Total	516,234	377,831
Less: current portion	(22,132)	(36,826)
Non-current portion	$494,102	$341,005

Amount
Carrying value of the debt as at December 31, 2022	$298,107
Interest expense accrued	20,625
Interest expense paid	(20,625)
Accretion of discount	2,501
Carrying value of the debt as at December 31, 2023	$300,608
Interest expense accrued	18,276
Interest expense paid	(26,411)
Accretion of discount (Note 19)	2,010
Loss on settlement	11,463
Redemption of debt	(305,946)
As at December 31, 2024	—

Amount
Principal amount of Senior Notes issued on October 31, 2024	$450,000
Initial transaction costs	(8,706)
Value allocated to prepayment option	5,335
Carrying value of the debt on issue date	$446,629
Interest expense accrued	6,000
Accretion (Note 19)	235
Carrying value of debt as at December 31, 2024	$452,864

Embedded derivative asset
Value allocated to prepayment option at the issue date	5,335
Change in FVTPL (Note 20)	(1,760)
Carrying value of embedded derivative asset as at December 31, 2024	$3,575

Total carrying value of Senior Notes 2029 as at December 31, 2024	449,289
Less: current portion, represented by accrued interest	(6,000)
Non-current portion as at December 31, 2024	$443,289

Schedule of Fair Value Measurement of Liabilities

	Number of Gold Notes	Amount
Fair value of Gold Notes as at December 31, 2022	66,006,346	$67,145
Repayments	(7,388,882)	(7,388)
Change in fair value through profit and loss (Note 20)	—	8,950
Change in fair value through other comprehensive income due to changes in credit risk	—	(5,397)
Fair value of Gold Notes as at December 31, 2023	58,617,464	63,310
Repayments	(14,777,512)	(14,778)
Change in fair value through profit and loss (Note 20)	—	20,275
Change in fair value through other comprehensive income due to changes in credit risk	—	(1,862)
Fair value of Gold Notes as at December 31, 2024	43,839,952	66,945
Less: current portion	(16,132,117)	(16,132)
Non-current portion as at December 31, 2024	27,707,835	$50,813
10.     Long-term Debt (cont.)

	Number of Debentures	Amount
As at December 31, 2022	18,000	$13,182
Change in fair value through profit and loss (Note 20)	—	1,032
Change in FVOCI due to changes in credit risk	—	(301)
As at December 31, 2023	18,000	$13,913
Change in fair value through profit and loss (Note 20)	—	(565)
Change in FVOCI due to changes in credit risk	—	(103)
Conversion of convertible debenture	(16,200)	(11,920)
Repayment of convertible debenture	(1,800)	(1,325)
As at December 31, 2024	—	$—
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2024		December 31, 2023
	Level 1	Level 2	Level 1	Level 2
Gold Notes (Note 10c)	$—	$66,945	$—	$63,310
Warrant liabilities (Note 13c)	8,886	—	26,053	553
DSU and PSU liabilities (Note 13g,f)	1,692	3,750	1,903	2,804
Investments and other assets (Note 7b)	5,050	7,579	4,254	5,505
Convertible Debentures (Note 10d)	—	—	—	13,913
Total	$15,628	$78,274	$32,210	$86,085

Schedule of Amortizing Payments
Scheduled Amortizing Payments of the Gold Notes at $1,400 per ounce as as follows:

	2025	2026	2027	Total
Gold ounces	11,611	11,611	7,213	30,435
Principal repayments	$16,132	$16,255	$11,453	$43,840

Payments made to Gold Note holders are as follows:

	Year-ended December 31,
	2024	2023
Repayments	$14,778	$7,388
Gold premiums	9,975	2,788
Interest payment	3,888	4,696
In addition to other commitments already disclosed, the Company’s undiscounted commitments including interest and premiums at December 31, 2024 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade, tax and other payables	$94,517	$—	$—	$—	$94,517
Reclamation and closure costs	2,346	1,329	7,086	18,428	29,189
Lease payments	1,857	1,374	887	1,667	5,785
Gold Notes	34,187	59,494	—	—	93,681
Senior unsecured notes	36,000	108,000	486,000	—	630,000
Other contractual commitments ⁽¹⁾	7,204	—	—	—	7,204
Total	$176,111	$170,197	$493,973	$20,095	$860,376
(1)Includes binding commitments for capital and operating purchase obligations that the Company has entered into as at December 31, 2024.